TRADE ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
Trade accounts receivable	€ 18,667	€ 17,186
Notes receivable	306	896
Less: allowance for doubtful accounts	(372)	(224)
Total	18,601	17,858
Less current portion	(18,601)	(17,858)
Bad debt expense:
Bad debt expense	€ 115	€ 68	€ 32